18. Authorizations payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Authorizations Payable
Renewal of authorizations	R$ 262,513	R$ 254,515
700 MHz frequency band cleaning, Net of Present Value	141,659	976,246
Updated ANATEL Debt	98,451	89,695
Authorizations payable	0	57,524
Guarantee insurance on authorizations	4,077	8,652
Authorizations payable	506,700	1,386,632
Current portion	(233,173)	(486,494)
Non-current portion	R$ 273,527	R$ 900,138